Distribution Date:	01/12/22	CD 2017-CD3 Mortgage Trust
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-CD3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.
Certificate Factor Detail	3		Richard Simpson	(212) 816-5343
Certificate Interest Reconciliation Detail	4		390 Greenwich Street | New York, NY 10013
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Bond / Collateral Reconciliation - Balances	9		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Current Mortgage Loan and Property Stratification	10-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-19
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25	Controlling Class	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
		Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12515GAA5	1.965000%	29,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515GAB3	3.153000%	38,347,000.00	0.22	0.02	0.00	0.00	0.00	0.02	0.20	31.66%	30.00%
A-3	12515GAC1	3.356000%	200,000,000.00	200,000,000.00	0.00	559,333.33	0.00	0.00	559,333.33	200,000,000.00	31.66%	30.00%
A-4	12515GAD9	3.631000%	589,293,000.00	589,293,000.00	0.00	1,783,102.40	0.00	0.00	1,783,102.40	589,293,000.00	31.66%	30.00%
A-AB	12515GAE7	3.453000%	54,788,000.00	54,787,051.94	710,639.55	157,649.74	0.00	0.00	868,289.29	54,076,412.39	31.66%	30.00%
A-S	12515GAF4	3.833000%	78,136,000.00	78,136,000.00	0.00	249,579.41	0.00	0.00	249,579.41	78,136,000.00	25.33%	24.00%
B	12515GAG2	3.984000%	61,857,000.00	61,857,000.00	0.00	205,365.24	0.00	0.00	205,365.24	61,857,000.00	20.31%	19.25%
C	12515GAH0	4.554542%	63,485,000.00	63,485,000.00	0.00	240,954.25	0.00	0.00	240,954.25	63,485,000.00	15.17%	14.38%
D	12515GAM9	3.250000%	76,508,000.00	76,508,000.00	0.00	207,209.17	0.00	0.00	207,209.17	76,508,000.00	8.97%	8.50%
E*	12515GAQ0	4.554542%	35,812,000.00	35,812,000.00	0.00	135,922.72	0.00	0.00	135,922.72	35,812,000.00	6.07%	5.75%
F	12515GAS6	4.554542%	14,651,000.00	14,651,000.00	0.00	17,485.90	0.00	0.00	17,485.90	14,651,000.00	4.88%	4.63%
G	12515GAU1	4.554542%	60,229,959.00	60,229,959.00	0.00	0.00	0.00	0.00	0.00	60,229,959.00	0.00%	0.00%
S	12515GBL0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515GBM8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	N/A	4.554542%	25,222,199.00	23,914,802.46	13,763.66	85,601.62	0.00	0.00	99,365.28	23,901,038.80	0.00%	0.00%
Interest
Regular SubTotal			1,327,484,158.02	1,258,673,813.62	724,403.23	3,642,203.78	0.00	0.00	4,366,607.01	1,257,949,410.39

Notional Certificates
X-A	12515GAJ6	0.976641%	989,719,000.00	922,216,052.16	0.00	750,561.57	0.00	0.00	750,561.57	921,505,412.59
X-B	12515GAK3	0.570542%	61,857,000.00	61,857,000.00	0.00	29,410.01	0.00	0.00	29,410.01	61,857,000.00
X-D	12515GAV9	1.304542%	76,508,000.00	76,508,000.00	0.00	83,173.25	0.00	0.00	83,173.25	76,508,000.00
Notional SubTotal			1,128,084,000.00	1,060,581,052.16	0.00	863,144.83	0.00	0.00	863,144.83	1,059,870,412.59

Deal Distribution Total					724,403.23	4,505,348.61	0.00	0.00	5,229,751.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515GAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515GAB3	0.00000574	0.00000052	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000052	0.00000522
A-3	12515GAC1	1,000.00000000	0.00000000	2.79666665	0.00000000	0.00000000	0.00000000	0.00000000	2.79666665	1,000.00000000
A-4	12515GAD9	1,000.00000000	0.00000000	3.02583333	0.00000000	0.00000000	0.00000000	0.00000000	3.02583333	1,000.00000000
A-AB	12515GAE7	999.98269585	12.97071530	2.87745017	0.00000000	0.00000000	0.00000000	0.00000000	15.84816547	987.01198054
A-S	12515GAF4	1,000.00000000	0.00000000	3.19416671	0.00000000	0.00000000	0.00000000	0.00000000	3.19416671	1,000.00000000
B	12515GAG2	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
C	12515GAH0	1,000.00000000	0.00000000	3.79545168	0.00000000	0.00000000	0.00000000	0.00000000	3.79545168	1,000.00000000
D	12515GAM9	1,000.00000000	0.00000000	2.70833338	0.00000000	0.00000000	0.00000000	0.00000000	2.70833338	1,000.00000000
E	12515GAQ0	1,000.00000000	0.00000000	3.79545180	0.00000000	0.00000000	0.00000000	0.00000000	3.79545180	1,000.00000000
F	12515GAS6	1,000.00000000	0.00000000	1.19349532	2.60195618	41.52992765	0.00000000	0.00000000	1.19349532	1,000.00000000
G	12515GAU1	1,000.00000000	0.00000000	0.00000000	3.79545170	66.58989225	0.00000000	0.00000000	0.00000000	1,000.00000000
S	12515GBL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515GBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	948.16484716	0.54569627	3.39389995	0.20481402	3.54703569	0.00000000	0.00000000	3.93959623	947.61915089

Notional Certificates
X-A	12515GAJ6	931.79584524	0.00000000	0.75835825	0.00000000	0.00000000	0.00000000	0.00000000	0.75835825	931.07782370
X-B	12515GAK3	1,000.00000000	0.00000000	0.47545161	0.00000000	0.00000000	0.00000000	0.00000000	0.47545161	1,000.00000000
X-D	12515GAV9	1,000.00000000	0.00000000	1.08711834	0.00000000	0.00000000	0.00000000	0.00000000	1.08711834	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/21 - 12/30/21	30	0.00	559,333.33	0.00	559,333.33	0.00	0.00	0.00	559,333.33	0.00
A-4	12/01/21 - 12/30/21	30	0.00	1,783,102.40	0.00	1,783,102.40	0.00	0.00	0.00	1,783,102.40	0.00
A-AB	12/01/21 - 12/30/21	30	0.00	157,649.74	0.00	157,649.74	0.00	0.00	0.00	157,649.74	0.00
X-A	12/01/21 - 12/30/21	30	0.00	750,561.57	0.00	750,561.57	0.00	0.00	0.00	750,561.57	0.00
X-B	12/01/21 - 12/30/21	30	0.00	29,410.01	0.00	29,410.01	0.00	0.00	0.00	29,410.01	0.00
X-D	12/01/21 - 12/30/21	30	0.00	83,173.25	0.00	83,173.25	0.00	0.00	0.00	83,173.25	0.00
A-S	12/01/21 - 12/30/21	30	0.00	249,579.41	0.00	249,579.41	0.00	0.00	0.00	249,579.41	0.00
B	12/01/21 - 12/30/21	30	0.00	205,365.24	0.00	205,365.24	0.00	0.00	0.00	205,365.24	0.00
C	12/01/21 - 12/30/21	30	0.00	240,954.25	0.00	240,954.25	0.00	0.00	0.00	240,954.25	0.00
D	12/01/21 - 12/30/21	30	0.00	207,209.17	0.00	207,209.17	0.00	0.00	0.00	207,209.17	0.00
E	12/01/21 - 12/30/21	30	0.00	135,922.72	0.00	135,922.72	0.00	0.00	0.00	135,922.72	0.00
F	12/01/21 - 12/30/21	30	568,177.22	55,607.16	0.00	55,607.16	38,121.26	0.00	0.00	17,485.90	608,454.97
G	12/01/21 - 12/30/21	30	3,767,806.06	228,599.90	0.00	228,599.90	228,599.90	0.00	0.00	0.00	4,010,706.48
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR Interest	12/01/21 - 12/30/21	30	83,979.44	90,767.48	0.00	90,767.48	5,165.86	0.00	0.00	85,601.62	89,464.04
Totals			4,419,962.72	4,777,235.63	0.00	4,777,235.63	271,887.02	0.00	0.00	4,505,348.61	4,708,625.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515GAY3	4.554542%	9,057,988.00	8,440,195.57	6,503.83	32,034.36	0.00	0.00	38,538.19	8,433,691.74
V-A (EC)	N/A	4.554542%	10,110,881.00	9,421,276.89	7,259.83	35,758.00	0.00	0.00	43,017.83	9,414,017.06
V-B (Cert)	12515GBA4	4.554542%	566,121.00	566,121.00	0.00	2,148.68	0.00	0.00	2,148.68	566,121.00
V-B (EC)	N/A	4.554542%	631,925.00	631,925.00	0.00	2,398.44	0.00	0.00	2,398.44	631,925.00
V-C (Cert)	12515GBC0	4.554542%	581,020.00	581,020.00	0.00	2,205.23	0.00	0.00	2,205.23	581,020.00
V-C (EC)	N/A	4.554542%	648,557.00	648,557.00	0.00	2,461.57	0.00	0.00	2,461.57	648,557.00
V-D (Cert)	12515GBE6	4.554542%	700,208.00	700,208.00	0.00	2,657.61	0.00	0.00	2,657.61	700,208.00
V-D (EC)	N/A	4.554542%	781,598.00	781,598.00	0.00	2,966.52	0.00	0.00	2,966.52	781,598.00
V-E (Cert)	12515GBG1	4.554542%	1,013,072.00	1,013,072.00	0.00	1,404.01	0.00	0.00	1,404.01	1,013,072.00
V-E (EC)	N/A	4.554542%	1,130,829.00	1,130,829.00	0.00	1,567.21	0.00	0.00	1,567.21	1,130,829.00
Regular Interest Total			25,222,199.00	23,914,802.46	13,763.66	85,601.63	0.00	0.00	99,365.29	23,901,038.80

Exchangeable Certificate Details
V-A	12515GAY3	4.554542%	9,057,988.00	17,861,472.46	13,763.66	67,792.36	0.00	0.00	81,556.02	17,847,708.80
V-B	12515GBA4	4.554542%	566,121.00	1,198,046.00	0.00	4,547.13	0.00	0.00	4,547.13	1,198,046.00
V-C	12515GBC0	4.554542%	581,020.00	1,229,577.00	0.00	4,666.80	0.00	0.00	4,666.80	1,229,577.00
V-D	12515GBE6	4.554542%	700,208.00	1,481,806.00	0.00	5,624.12	0.00	0.00	5,624.12	1,481,806.00
V-E	12515GBG1	4.554542%	1,013,072.00	2,143,901.00	0.00	2,971.22	0.00	0.00	2,971.22	2,143,901.00
V-2	12515GBH9	4.554542%	13,303,790.00	12,614,185.89	7,259.83	45,151.74	0.00	0.00	52,411.57	12,606,926.06
Exchangeable Certificates Total			25,222,199.00	36,528,988.35	21,023.49	130,753.37	0.00	0.00	151,776.86	36,507,964.86

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V-A	12515GAY3	1,971.90286187	1.51950521	7.48426251	0.00000000	0.00000000	0.00000000	0.00000000	9.00376772	1,970.38335666
V-B	12515GBA4	2,116.23663492	0.00000000	8.03208148	0.00000000	0.00000000	0.00000000	0.00000000	8.03208148	2,116.23663492
V-C	12515GBC0	2,116.23868369	0.00000000	8.03208151	0.00000000	0.00000000	0.00000000	0.00000000	8.03208151	2,116.23868369
V-D	12515GBE6	2,116.23688961	0.00000000	8.03207047	0.00000000	0.00000000	0.00000000	0.00000000	8.03207047	2,116.23688961
V-E	12515GBG1	2,116.23754284	0.00000000	2.93288137	5.09920322	88.30965617	0.00000000	0.00000000	2.93288137	2,116.23754284
V-2	12515GBH9	948.16483799	0.54569638	3.39390054	0.20481382	3.54703359	0.00000000	0.00000000	3.93959691	947.61914161

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	5,229,751.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,951,921.85	Master Servicing Fee	7,268.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,310.90
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	541.93
ARD Interest	0.00	Operating Advisor Fee	2,324.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,951,921.85	Total Fees	15,445.05

Principal		Expenses/Reimbursements
Scheduled Principal	724,403.23	Reimbursement for Interest on Advances	19.98
Unscheduled Principal Collections		ASER Amount	265,731.61
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,135.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	724,403.23	Total Expenses/Reimbursements	271,887.01

		Interest Reserve Deposit	159,241.19

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,505,348.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	724,403.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,229,751.84
Total Funds Collected	5,676,325.08	Total Funds Distributed	5,676,325.09

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,258,673,813.94	1,258,673,813.94	Beginning Certificate Balance	1,258,673,813.62
(-) Scheduled Principal Collections	724,403.23	724,403.23	(-) Principal Distributions	724,403.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,257,949,410.71	1,257,949,410.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,258,686,320.78	1,258,686,320.78	Ending Certificate Balance	1,257,949,410.39
Ending Actual Collateral Balance	1,257,961,504.64	1,257,961,504.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	16,194,383.12	1.29%	60	4.8315	NAP	Defeased	2	16,194,383.12	1.29%	60	4.8315	NAP
4,999,999 or less	7	28,277,266.75	2.25%	59	4.9384	1.612985	1.35 or less	17	333,160,067.22	26.48%	59	4.4667	0.824640
5,000,000 to 9,999,999	15	109,782,296.30	8.73%	59	4.9080	1.690005	1.36 to 1.50	4	77,298,669.27	6.14%	59	4.7385	1.449515
10,000,000 to 19,999,999	4	50,198,381.56	3.99%	59	4.6411	1.609721	1.51 to 1.65	9	179,697,219.79	14.28%	59	4.8245	1.591994
20,000,000 to 29,999,999	14	366,667,374.78	29.15%	59	4.6087	1.867132	1.66 to 1.80	2	9,840,427.54	0.78%	59	4.2647	1.763416
30,000,000 to 39,999,999	9	313,829,708.20	24.95%	56	4.5848	1.713707	1.81 to 2.00	8	218,074,115.34	17.34%	54	4.5892	1.901919
40,000,000 to 49,999,999	3	120,000,000.00	9.54%	59	4.2051	1.916667	2.01 to 3.00	10	194,184,528.43	15.44%	59	4.8288	2.202161
50,000,000 to 59,999,999	2	105,000,000.00	8.35%	60	4.2498	3.342857	3.01 or greater	6	229,500,000.00	18.24%	60	4.2139	3.263007
60,000,000 or greater	2	148,000,000.00	11.77%	59	4.5803	1.122162	Totals	58	1,257,949,410.71	100.00%	58	4.5686	1.834406
Totals	58	1,257,949,410.71	100.00%	58	4.5686	1.834406
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	16,194,383.12	1.29%	60	4.8315	NAP
							Defeased	2	16,194,383.12	1.29%	60	4.8315	NAP
Arizona	1	6,469,812.20	0.51%	59	4.9100	1.080000
							Industrial	2	25,259,232.48	2.01%	59	4.8490	2.181636
California	10	284,419,869.80	22.61%	60	4.4387	2.224393
							Lodging	13	204,157,520.49	16.23%	58	4.5772	1.033877
Colorado	4	48,074,959.31	3.82%	60	5.0029	1.328977
							Mixed Use	4	161,540,239.65	12.84%	59	3.9812	2.867913
Delaware	1	24,308,296.45	1.93%	60	5.2800	1.850000
							Multi-Family	1	8,153,733.82	0.65%	60	5.5500	1.620000
Florida	3	19,968,566.94	1.59%	59	5.1449	1.330426
							Office	17	696,862,213.16	55.40%	58	4.6748	2.019681
Georgia	2	29,295,406.48	2.33%	59	4.7122	1.869575
							Other	1	5,300,000.00	0.42%	59	4.8200	2.020000
Hawaii	1	60,000,000.00	4.77%	58	4.1995	(0.180000)
							Retail	14	339,676,162.93	27.00%	59	4.3595	1.311970
Illinois	2	105,360,499.97	8.38%	44	4.6219	1.934202
							Self Storage	2	17,310,122.62	1.38%	60	5.0766	1.790457
Indiana	3	29,907,478.54	2.38%	59	5.1600	1.550000
							Totals	56	1,257,949,410.71	100.00%	58	4.5686	1.834406
Kansas	1	55,000,000.00	4.37%	61	4.6400	3.100000

Massachusetts	2	7,019,273.79	0.56%	59	4.9715	1.423921

Nevada	1	39,956,689.46	3.18%	59	4.9200	1.350000

New Jersey	1	5,300,000.00	0.42%	59	4.8200	2.020000

New Mexico	1	4,500,000.00	0.36%	58	4.3890	1.720000

New York	7	559,000,000.00	44.44%	59	4.2642	1.765403

North Carolina	1	21,000,000.00	1.67%	60	5.0200	1.630000

Pennsylvania	1	9,212,939.64	0.73%	58	4.4900	1.210000

South Carolina	2	25,265,555.02	2.01%	58	4.9365	2.342125

Tennessee	2	19,313,645.51	1.54%	58	4.4300	1.910000

Texas	4	29,961,836.56	2.38%	60	5.2962	1.369158

Virginia	1	29,670,000.00	2.36%	60	5.0000	2.410000

Washington	2	6,475,000.00	0.51%	59	4.7400	2.710000

Wisconsin	1	38,779,395.48	3.08%	59	4.8900	1.470000

Totals	56	1,257,949,410.71	100.00%	58	4.5686	1.834406

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	16,194,383.12	1.29%	60	4.8315	NAP	Defeased	2	16,194,383.12	1.29%	60	4.8315	NAP
	4.00% or less	2	75,000,000.00	5.96%	59	3.8206	3.610000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.5%	17	421,441,529.82	33.50%	59	4.1762	1.397286	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	24	577,832,906.18	45.93%	58	4.7627	2.047253	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	13	167,480,591.59	13.31%	60	5.1963	1.426213	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,257,949,410.71	100.00%	58	4.5686	1.834406	49 months or greater	56	1,241,755,027.59	98.71%	58	4.5652	1.837285
								Totals	58	1,257,949,410.71	100.00%	58	4.5686	1.834406
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	16,194,383.12	1.29%	60	4.8315	NAP	Defeased	2	16,194,383.12	1.29%	60	4.8315	NAP
	60 months or less	54	1,183,544,944.75	94.09%	58	4.5604	1.780551	Interest Only	21	661,775,000.00	52.61%	59	4.3372	1.989458
61 months to 102 months		2	58,210,082.84	4.63%	61	4.6626	2.990810	238 months or less	5	34,256,462.90	2.72%	58	4.6840	1.783479
	103 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months to 299 months	16	229,770,965.95	18.27%	59	4.8919	1.445207
	Totals	58	1,257,949,410.71	100.00%	58	4.5686	1.834406	300 months or greater	14	315,952,598.74	25.12%	56	4.7923	1.809517
								Totals	58	1,257,949,410.71	100.00%	58	4.5686	1.834406
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	16,194,383.12	1.29%	60	4.8315	NAP				None
Underwriter's Information		2	71,000,000.00	5.64%	60	4.0600	3.040000
	12 months or less	48	995,755,027.59	79.16%	58	4.7135	1.719165
	13 months to 24 months	2	75,000,000.00	5.96%	59	3.8206	3.610000
	25 months or greater	4	100,000,000.00	7.95%	58	4.0055	0.830000
	Totals	58	1,257,949,410.71	100.00%	58	4.5686	1.834406
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A4B	30312100	RT	New York	NY	Actual/360	4.005%	34,491.81	0.00	0.00	N/A	11/06/26	--	10,000,000.00	10,000,000.00	09/06/20
1A5	30312101	RT	New York	NY	Actual/360	4.005%	137,967.22	0.00	0.00	N/A	11/06/26	--	40,000,000.00	40,000,000.00	09/06/20
1A7	30312102	RT	New York	NY	Actual/360	4.005%	86,229.51	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
1A8	30312103	RT	New York	NY	Actual/360	4.005%	86,229.51	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
2	30312122	OF	New York	NY	Actual/360	4.840%	366,764.44	0.00	0.00	N/A	01/06/27	--	88,000,000.00	88,000,000.00	01/06/22
3A1C1	30312105	MU	New York	NY	Actual/360	3.821%	164,498.06	0.00	0.00	N/A	12/06/26	--	50,000,000.00	50,000,000.00	01/06/22
3A1C2	30312106	MU	New York	NY	Actual/360	3.821%	82,249.03	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	01/06/22
4A1	30312139	OF	Santa Monica	CA	Actual/360	4.060%	139,844.44	0.00	0.00	N/A	01/01/27	--	40,000,000.00	40,000,000.00	01/01/22
4A2	30312160	OF	Santa Monica	CA	Actual/360	4.060%	108,379.44	0.00	0.00	N/A	01/01/27	--	31,000,000.00	31,000,000.00	01/01/22
5A32	30312110	OF	Chicago	IL	Actual/360	4.610%	133,889.81	45,744.95	0.00	N/A	08/06/25	--	33,727,753.84	33,682,008.89	01/06/22
5A41	30312111	OF	Chicago	IL	Actual/360	4.610%	133,889.81	45,744.95	0.00	N/A	08/06/25	--	33,727,753.84	33,682,008.89	01/06/22
6A1	30312143	OF	Sunnyvale	CA	Actual/360	4.550%	156,715.23	0.00	0.00	N/A	01/06/27	--	40,000,000.00	40,000,000.00	12/06/21
6A3	30312145	OF	Sunnyvale	CA	Actual/360	4.550%	117,536.42	0.00	0.00	N/A	01/06/27	--	30,000,000.00	30,000,000.00	12/06/21
7A1	30312118	OF	Brooklyn	NY	Actual/360	4.730%	154,776.11	0.00	0.00	N/A	01/06/27	--	38,000,000.00	38,000,000.00	01/06/22
7A3	30312120	OF	Brooklyn	NY	Actual/360	4.730%	118,118.61	0.00	0.00	N/A	01/06/27	--	29,000,000.00	29,000,000.00	01/06/22
8	30312107	LO	Honolulu	HI	Actual/360	4.199%	216,974.17	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	01/01/22
9	30298161	OF	Olathe	KS	Actual/360	4.640%	219,755.56	0.00	0.00	02/06/27	11/06/31	--	55,000,000.00	55,000,000.00	01/06/22
10	30312113	LO	Los Angeles	CA	Actual/360	4.250%	136,488.65	65,206.71	0.00	N/A	11/06/26	--	37,294,812.19	37,229,605.48	01/06/22
11	30312154	RT	Las Vegas	NV	Actual/360	4.920%	169,466.67	43,310.54	0.00	N/A	12/06/26	--	40,000,000.00	39,956,689.46	01/06/22
12	30312116	OF	West Allis	WI	Actual/360	4.890%	163,498.01	48,549.62	0.00	N/A	12/06/26	--	38,827,945.10	38,779,395.48	01/06/22
13	30312134	LO	Various	IN	Actual/360	5.160%	133,084.53	44,027.64	0.00	N/A	12/06/26	--	29,951,506.18	29,907,478.54	01/06/22
14	30312129	OF	Aurora	CO	Actual/360	5.090%	129,711.36	43,835.99	0.00	N/A	01/06/27	--	29,593,820.14	29,549,984.15	01/06/22
15	30298032	OF	New York	NY	Actual/360	4.500%	122,062.50	0.00	0.00	N/A	01/06/27	--	31,500,000.00	31,500,000.00	01/06/22
16	30312138	OF	Leesburg	VA	Actual/360	5.000%	127,745.83	0.00	0.00	N/A	01/06/27	--	29,670,000.00	29,670,000.00	01/06/22
17	30297940	MU	New York	NY	Actual/360	4.127%	101,271.19	0.00	0.00	N/A	11/06/26	--	28,500,000.00	28,500,000.00	01/06/22
18	30312123	RT	San Francisco	CA	Actual/360	4.810%	118,045.42	0.00	0.00	N/A	01/01/27	--	28,500,000.00	28,500,000.00	11/01/21
19	30312112	LO	Various	Various	Actual/360	4.430%	95,710.88	42,486.13	0.00	N/A	11/06/26	--	25,089,869.29	25,047,383.16	01/06/22
20	30312130	OF	Newark	DE	Actual/360	5.280%	110,679.77	34,761.85	0.00	N/A	01/06/27	--	24,343,058.30	24,308,296.45	01/06/22
21	30312104	MU	New York	NY	Actual/360	4.050%	87,187.50	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	01/06/22
22	30312127	IN	Atlanta	GA	Actual/360	4.870%	88,958.22	28,564.42	0.00	N/A	12/06/26	--	21,212,796.90	21,184,232.48	01/06/22
23	30312142	RT	Charlotte	NC	Actual/360	5.020%	90,778.33	0.00	0.00	N/A	01/06/27	--	21,000,000.00	21,000,000.00	01/06/22
25	30312140	RT	Los Angeles	CA	Actual/360	4.452%	61,338.67	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	01/06/22
27A2A	30312108	LO	Hilton Head Island	SC	Actual/360	4.920%	18,731.83	10,265.10	0.00	N/A	10/06/26	--	4,421,359.41	4,411,094.31	01/06/22
27A3B	30312109	LO	Hilton Head Island	SC	Actual/360	4.920%	37,463.65	20,530.20	0.00	N/A	10/06/26	--	8,842,719.41	8,822,189.21	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30312159	OF	Lakewood	CO	Actual/360	4.840%	50,803.51	19,035.37	0.00	N/A	12/06/26	--	12,189,592.58	12,170,557.21	01/06/22
29	30312099	SS	Oakland	CA	Actual/360	5.220%	54,143.29	17,401.82	0.00	N/A	01/06/27	--	12,045,226.17	12,027,824.35	01/06/22
30	30312151	IN	Vance	AL	Actual/360	4.680%	49,878.77	16,094.37	0.00	N/A	01/06/27	--	12,376,866.18	12,360,771.81	01/06/22
31	30312135	LO	Delray Beach	FL	Actual/360	5.460%	44,347.85	19,880.76	0.00	N/A	01/06/27	--	9,432,367.53	9,412,486.77	01/06/22
32	30312131	LO	Pittsburgh	PA	Actual/360	4.490%	35,708.17	22,594.66	0.00	N/A	11/06/26	--	9,235,534.30	9,212,939.64	01/06/22
33	30312149	RT	Lindsay	CA	Actual/360	4.710%	36,705.29	10,285.84	0.00	N/A	12/06/26	--	9,050,000.00	9,039,714.16	01/06/22
34	30312128	MU	Houston	TX	Actual/360	5.250%	36,427.72	17,504.57	0.00	N/A	01/06/27	--	8,057,744.22	8,040,239.65	01/06/22
35	30297853	RT	Suwanee	GA	Actual/360	4.300%	30,086.01	14,081.27	0.00	N/A	11/06/26	--	8,125,255.27	8,111,174.00	01/06/22
36	30312136	OF	Irving	TX	Actual/360	5.230%	36,726.35	11,758.62	0.00	N/A	01/06/27	--	8,154,866.33	8,143,107.71	01/06/22
37	30312098	MF	Kingsville	TX	Actual/360	5.550%	39,016.92	10,225.80	0.00	N/A	01/06/27	--	8,163,959.62	8,153,733.82	01/06/22
38	30312097	LO	Surprise	AZ	Actual/360	4.910%	27,417.62	14,875.54	0.00	N/A	12/06/26	--	6,484,687.74	6,469,812.20	01/06/22
39	30312096	OF	Fort Collins	CO	Actual/360	4.910%	26,908.07	9,754.02	0.00	N/A	01/06/27	--	6,364,171.97	6,354,417.95	01/06/22
41	30312125	Various Bellevue		WA	Actual/360	4.740%	26,428.79	0.00	0.00	N/A	12/06/26	--	6,475,000.00	6,475,000.00	01/06/22
42	30312132	OF	Porterville	CA	Actual/360	4.160%	19,204.87	20,734.02	0.00	N/A	12/06/26	--	5,361,161.56	5,340,427.54	01/06/22
43	30312155	RT	Spring	TX	Actual/360	5.090%	24,690.40	8,392.06	0.00	N/A	12/06/26	--	5,633,147.44	5,624,755.38	01/06/22
44	30312150	SS	Riverside	CA	Actual/360	4.750%	21,640.24	8,354.48	0.00	N/A	01/06/27	--	5,290,652.75	5,282,298.27	01/06/22
45	30312124	98	Clifton	NJ	Actual/360	4.820%	21,997.94	0.00	0.00	N/A	12/01/26	--	5,300,000.00	5,300,000.00	01/01/22
46	30312137	LO	Cocoa	FL	Actual/360	5.380%	22,372.17	6,762.55	0.00	N/A	01/06/27	--	4,829,105.06	4,822,342.51	01/06/22
47	30312156	RT	Albuquerque	NM	Actual/360	4.389%	17,007.38	0.00	0.00	N/A	11/06/26	--	4,500,000.00	4,500,000.00	01/06/22
48	30312126	RT	Chicago	IL	Actual/360	4.900%	18,227.42	5,389.92	0.00	N/A	12/06/26	--	4,319,863.22	4,314,473.30	01/06/22
49	30312133	RT	Holbrook	MA	Actual/360	4.850%	15,639.96	5,837.10	0.00	N/A	12/06/26	--	3,744,851.47	3,739,014.37	01/06/22
50	30312141	SS	Metuchen	NJ	Actual/360	5.320%	17,583.63	4,678.26	0.00	N/A	01/06/27	--	3,838,289.57	3,833,611.31	01/06/22
51	30312157	RT	Dorchester	MA	Actual/360	5.110%	14,451.19	3,894.11	0.00	N/A	01/06/27	--	3,284,153.53	3,280,259.42	10/06/21
52	30312158	RT	Walterboro	SC	Actual/360	5.050%	13,976.10	3,839.99	0.00	N/A	02/06/27	--	3,213,922.83	3,210,082.84	01/06/22
Totals							4,951,921.85	724,403.23	0.00				1,258,673,813.94	1,257,949,410.71
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4B	0.00	0.00	--	--	01/06/22	7,713,824.96	402,782.46	7,829.09	138,396.36	0.00	0.00
1A5	0.00	0.00	--	--	01/06/22	30,855,299.84	1,611,129.85	31,316.35	553,585.21	0.00	0.00
1A7	0.00	0.00	--	--	01/06/22	19,284,562.40	1,005,476.14	19,572.72	347,470.75	0.00	0.00
1A8	0.00	0.00	--	--	01/06/22	19,284,562.40	987,577.24	19,572.72	365,369.65	0.00	0.00
2	5,407,134.29	9,083,111.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C1	36,456,347.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C2	36,456,347.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	10,046,858.92	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	0.00	10,046,858.92	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A32	45,731,584.00	50,439,373.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A41	45,731,584.00	50,439,373.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	16,173,498.64	16,103,484.05	01/01/21	09/30/21	--	0.00	0.00	156,543.01	156,543.01	0.00	0.00
6A3	16,173,498.64	16,103,484.05	01/01/21	09/30/21	--	0.00	0.00	117,407.25	117,407.25	0.00	0.00
7A1	10,722,129.41	9,984,318.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	10,722,129.41	9,984,318.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(9,944,765.15)	(5,699,277.52)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,654,941.36	11,654,941.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,108,695.70	2,504,811.44	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,630,029.40	2,860,856.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,345,275.35	7,448,228.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,901,942.47	3,650,379.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,323,650.31	2,903,158.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,030,057.57	541,621.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,522,645.52	3,657,230.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	14,749,089.10	15,079,606.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,452,747.13	1,119,727.57	01/01/21	03/31/21	--	0.00	0.00	117,743.07	232,041.46	0.00	0.00
19	2,367,339.93	3,511,636.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,610,140.69	3,547,318.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	15,218,981.01	16,132,726.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,655,720.51	3,093,658.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,752,050.33	1,767,352.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,073,475.05	1,704,910.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27A2A	7,519,024.40	19,159,307.43	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27A3B	7,519,024.40	19,159,307.43	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,568,387.03	1,361,307.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,198,587.75	1,105,862.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	814,769.02	797,923.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	334,832.80	939,115.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	908,296.16	1,077,664.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	995,023.06	849,346.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	828,808.82	744,871.52	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	962,949.27	1,012,953.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	905,102.99	1,028,245.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	698,015.42	665,595.42	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	789,692.64	853,049.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	966,716.61	903,089.35	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	924,094.21	968,239.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	500,477.86	425,719.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	882,607.39	1,067,445.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	522,218.04	523,518.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	391,688.50	640,204.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	347,926.61	347,306.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	408,126.45	379,374.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	509,488.85	380,150.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	270,612.28	298,687.50	01/01/21	06/30/21	--	0.00	0.00	18,310.46	54,993.88	0.00	0.00
52	244,587.90	242,171.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	323,037,328.69	312,640,528.34				77,138,249.60	4,006,965.69	488,294.67	1,965,807.57	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	1	28,500,000.00	1	3,280,259.42	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.568645%	4.554397%	58
12/10/21	0	0.00	1	3,284,153.53	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.568792%	4.554542%	59
11/15/21	1	3,288,495.32	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.568939%	4.554687%	60
10/13/21	0	0.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	16,250,000.00	4.569071%	4.554817%	61
09/13/21	0	0.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,590,790.03	4.560700%	4.546469%	62
08/12/21	1	28,500,000.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.564626%	4.550404%	62
07/12/21	0	0.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,205,794.99	4.564760%	4.550536%	63
06/11/21	1	28,500,000.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571957%	4.557752%	64
05/12/21	0	0.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	1	9,573,181.67	0	0.00	0	0.00	4.572092%	4.557887%	65
04/12/21	1	5,702,124.73	0	0.00	5	109,417,766.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572242%	4.558035%	66
03/12/21	0	0.00	0	0.00	5	109,439,571.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572377%	4.558168%	67
02/12/21	0	0.00	0	0.00	5	109,464,821.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572555%	4.558344%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A4B	30312100	09/06/20	15	6	7,829.09	138,396.36	0.00	10,000,000.00	12/24/19	2
1A5	30312101	09/06/20	15	6	31,316.35	553,585.21	0.00	40,000,000.00	12/24/19	2
1A7	30312102	09/06/20	15	6	19,572.72	347,470.75	0.00	25,000,000.00	12/24/19	2
1A8	30312103	09/06/20	15	6	19,572.72	365,369.65	0.00	25,000,000.00	12/24/19	2
6A1	30312143	12/06/21	0	A	156,543.01	156,543.01	0.00	40,000,000.00
6A3	30312145	12/06/21	0	A	117,407.25	117,407.25	0.00	30,000,000.00
18	30312123	11/01/21	1	1	117,743.07	232,041.46	17,827.96	28,500,000.00	04/15/21	98
51	30312157	10/06/21	2	2	18,310.46	54,993.88	0.00	3,292,353.35
Totals					488,294.67	1,965,807.57	17,827.96	201,792,353.35
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		67,364,018	67,364,018		0	0
49 - 60 Months		1,132,375,310	1,000,595,051	131,780,259		0
> 60 Months		58,210,083	58,210,083		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	1,257,949,411	1,126,169,151	28,500,000	3,280,259	100,000,000	0
Dec-21	1,258,673,814	1,155,389,660	0	3,284,154	100,000,000	0
Nov-21	1,259,399,169	1,156,110,673	3,288,495	0	100,000,000	0
Oct-21	1,260,064,203	1,160,064,203	0	0	100,000,000	0
Sep-21	1,277,033,994	1,177,033,994	0	0	100,000,000	0
Aug-21	1,284,284,094	1,155,784,094	28,500,000	0	100,000,000	0
Jul-21	1,284,946,863	1,184,946,863	0	0	100,000,000	0
Jun-21	1,299,871,646	1,171,371,646	28,500,000	0	100,000,000	0
May-21	1,300,547,327	1,200,547,327	0	0	100,000,000	0
Apr-21	1,301,281,403	1,186,161,512	5,702,125	0	109,417,766	0
Mar-21	1,301,951,223	1,192,511,651	0	0	109,439,572	0
Feb-21	1,302,802,480	1,193,337,659	0	0	109,464,821	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A4B	30312100	10,000,000.00	10,000,000.00	92,500,000.00	08/20/20	9,561,606.00	0.83000	06/30/19	11/06/26	I/O
1A5	30312101	40,000,000.00	40,000,000.00	92,500,000.00	08/20/20	9,561,606.00	0.83000	06/30/19	11/06/26	I/O
1A7	30312102	25,000,000.00	25,000,000.00	92,500,000.00	08/20/20	9,561,606.00	0.83000	06/30/19	11/06/26	I/O
1A8	30312103	25,000,000.00	25,000,000.00	92,500,000.00	08/20/20	9,561,606.00	0.83000	06/30/19	11/06/26	I/O
18	30312123	28,500,000.00	28,500,000.00	46,000,000.00	09/21/16	1,119,727.57	3.22000	03/31/21	01/01/27	I/O
Totals		128,500,000.00	128,500,000.00	416,000,000.00		39,366,151.57

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A4B	30312100	RT	NY	12/24/19	2

1/6/2022 - The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), NYC. The property is currently 76.8%

occupied w/ Gullivers Gate, 45,675 sf, recently closing on 1/23/20. NatGeo, 59,137 sf, is currently paying reduced rent. Performing tenants include Bowlmor, The Ribbon, Guitar Center, Haru and Los Tacos. and The Ribbon and pending with

	Haru and Bolwmor. Legal coun sel has beenhas been engaged and foreclosure actions have been filed. A Receiver was appointed in March 2021 and CBRE was engaged for property manager and leasing.

1A5	30312101	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

1A7	30312102	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

1A8	30312103	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

18	30312123	RT	CA	04/15/21	98

12/30/21 - The Loan transferred to Special Servicing on 4/15/2021 due to Imminent Default. The Subject Property has had two tenants go dark, which comprise of 42% of the NLA. The remaining tenant is paying partial rent. Special Servicer will

	dual track this loan once it has defaulted and will continue working with the Borrower on a possible modification. The loan has not defaulted to this point.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	30297940	28,500,000.00	4.12600%	28,500,000.00 4.12600%		8	07/02/20	07/02/20	08/04/20
19	30312112	25,897,261.98	4.43000%	25,897,261.98 4.43000%		8	06/02/20	06/05/20	06/04/20
31	30312135	9,826,323.09	5.46000%	9,826,323.09 5.46000%		10	04/23/20	05/06/20	04/27/20
31	30312135	0.00	5.46000%	9,612,791.15 5.46000%		8	04/21/21	03/25/21	04/21/21
Totals		64,223,585.07		73,836,376.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A4B	0.00	0.00	0.00	0.00	0.00	26,573.16	0.00	0.00	0.00	0.00	0.00	0.00
1A5	0.00	0.00	0.00	0.00	0.00	106,292.65	0.00	0.00	0.00	0.00	0.00	0.00
1A7	0.00	0.00	0.00	0.00	0.00	66,432.90	0.00	0.00	0.00	0.00	0.00	0.00
1A8	0.00	0.00	0.00	0.00	0.00	66,432.90	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	6,135.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(7.62)	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27.60	0.00	0.00	0.00
Total	0.00	0.00	6,135.42	0.00	0.00	265,731.61	0.00	0.00	19.98	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		271,887.01

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Supplemental Notes
None

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